                        Eaton Vance Income Fund of Boston
                        Supplement to Prospectuses dated
                                December 1, 1999

                        Eaton Vance Emerging Markets Fund
                   Supplement to Prospectus dated May 1, 2000

                         Eaton Vance Greater India Fund
                   Supplement to Prospectus dated May 1, 2000

                   Eaton Vance Floating-Rate High Income Fund
               Supplement to Prospectuses dated September 5, 2000




The redemption fee will not be applicable to shares held by Eaton Vance Management, its affiliated entities and accounts in which Eaton Vance or such an affiliate has a beneficial interest.





November 28, 2000               COMFGEIPS